LOANS PAYABLE (Details) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 17, 2020	Dec. 17, 2019	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans Payable (Textual)
Interest expense				$ 134	$ 1,558
Notes payable					$ 23,633
Accrued interest			$ 12,560	8,353
Stanislav Minaychenko [Member]
Loans Payable (Textual)
Notes payable		$ 23,893
Interest rate		4.00%
Maturity date		Jun. 16, 2020
Aggregate principal amount				13,893
Interest repaid				717
Maxim Pukhoskiy [Member]
Loans Payable (Textual)
Notes payable		$ 17,856
Interest rate		4.00%
Maturity date		Jun. 16, 2020
Aggregate principal amount				7,656
Interest repaid				429
Dieter Busenhart [Member]
Loans Payable (Textual)
Interest rate	10.00%
Maturity date	Jan. 17, 2021
Aggregate principal amount	$ 50,000			500
Net proceeds	$ 50,000
Accrued interest				$ 571